Disclosure of additional information about other employee benefit plans (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Opening defined benefit obligation	$ 89,005	$ 80,259
Current service cost	2,614	2,579
Interest cost	3,567	3,367
Effects of movements in exchange rates	7,026	2,197
Arising from changes in demographic assumptions	1,172	0
Arising from changes in financial assumptions	6,761	2,712
Arising from experience adjustments	(120)	(160)
Benefits paid	(2,196)	(1,949)
Closing defined benefit obligation	$ 107,829	$ 89,005